Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASES

8. LEASES

Right-of-Use Assets

The Company’s leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Office	Total
Cost

Balance at January 1, 2020	$-	$-	$482,171	$482,171
Additions	29,395	10,455	-	39,850
Effects of currency translation	2,189	779	45,114	48,082
Balance at December 31, 2020	$31,584	$11,234	$527,285	$570,103
Additions	20,233	12,121	-	32,354
Effects of currency translation	(3,063)	(1,279)	(38,142)	(42,484)
Balance at December 31, 2021	$48,754	$22,076	$489,143	$559,973

Accumulated depreciation:
Balance at January 1, 2020	$-	$-	$49,034	$49,034
Depreciation	3,707	2,178	49,906	55,791
Effects of currency translation	276	162	8,305	8,743
Balance at December 31, 2020	$3,983	$2,340	$107,245	$113,568
Depreciation	6,135	5,487	51,734	63,356
Effects of currency translation	(524)	(380)	(9,749)	(10,653)
Balance at December 31, 2021	$9,594	$7,447	$149,230	$166,271

As of December 31, 2021 and 2020, management assessed that there were no events or changes in circumstances that would require impairment testing.

The carrying amount of the right-of-use assets is depreciated on a straight-line basis over the life of the leases, which at December 31, 2020, had an average expected life of 8 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments were measured using an incremental borrowing rate of 10% per annum as of January 1, 2020 and January 1, 2021.

Total
Balance as at January 1, 2020	$451,742
Additions	39,850
Interest expenses	47,173
Lease payments	(86,051)
Effects of currency translation	42,337
As at December 31, 2020	$495,051
Additions	32,955
Interest expenses	47,102
Lease payments	(97,429)
Effects of currency translation	(34,837)
As at December 31, 2021	$442,842

Lease liabilities	December 31, 2021	December 31, 2020
Current portion	$55,076	$47,611
Long-term portion	387,766	447,440
Total lease liabilities	$442,842	$495,051

At December 31, 2021, the Company is committed to minimum lease payments as follows:

Maturity analysis	December 31, 2021
Less than one year	$95,663
One to two years	95,663
Two to three years	93,022
Three to four years	86,849
Four to five years	84,892
More than five years	144,204
Total undiscounted lease liabilities	$600,293
Amount representing implicit interest	(157,451)
Lease obligations	$442,842